Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$364,124,872.07	0.8002744	$321,422,171.09	0.7064224	$42,702,700.98
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$1,064,284,872.07	0.7080317	$1,021,582,171.09	0.6796230	$42,702,700.98

Weighted Avg. Coupon (WAC)	3.49%		3.48%
Weighted Avg. Remaining Maturity (WARM)	46.97		46.06
Pool Receivables Balance	$1,108,755,915.83		$1,065,047,722.24
Remaining Number of Receivables	70,443		69,192

Adjusted Pool Balance	$1,087,002,848.06		$1,044,300,147.08

III. COLLECTIONS

Principal:
Principal Collections					$42,473,504.55
Repurchased Contract Proceeds Related to Principal					$-
Recoveries/Liquidation Proceeds					$690,757.94
Total Principal Collections					$43,164,262.49

Interest:
Interest Collections					$3,152,533.87
Late Fees & Other Charges					$57,592.21
Interest on Repurchase Principal					$-
Total Interest Collections					$3,210,126.08

Collection Account Interest					$1,003.06
Reserve Account Interest					$96.49
Servicer Advances					$-

Total Collections					$46,375,488.12

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$46,375,488.12
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$46,375,488.12
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$923,963.26	$-	$923,963.26	$923,963.26
Collection Account Interest					$1,003.06
Late Fees & Other Charges					$57,592.21
Total due to Servicer					$982,558.53

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$160,821.82		$160,821.82
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$556,969.23		$556,969.23	$556,969.23

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$44,675,900.19

9. Regular Principal Distribution Amount:					$42,702,700.98

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$42,702,700.98
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$42,702,700.98		$42,702,700.98
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$42,702,700.98		$42,702,700.98

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,973,199.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,753,067.77
Beginning Period Amount	$21,753,067.77
Current Period Amortization	$1,005,492.61
Ending Period Required Amount	$20,747,575.16
Ending Period Amount	$20,747,575.16
Next Distribution Date Required Amount	$19,768,521.84

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	10
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.09%	2.18%	2.18%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.97%	68,478	98.76%	$1,051,843,910.67
30 - 60 Days	0.83%	572	1.00%	$10,699,682.11
61 - 90 Days	0.17%	118	0.20%	$2,117,574.45
91 + Days	0.03%	24	0.04%	$386,555.01
		69,192		$1,065,047,722.24
Total
Delinquent Receivables 61 + days past due	0.21%	142	0.24%	$2,504,129.46
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.17%	119	0.21%	$2,277,188.07
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	138	0.24%	$2,745,240.18
Three-Month Average Delinquency Ratio	0.19%		0.23%

Repossession in Current Period		61		$1,289,300.00
Repossession Inventory		84		$1,044,394.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,234,689.04
Recoveries				$(690,757.94)
Net Charge-offs for Current Period				$543,931.10

Beginning Pool Balance for Current Period				$1,108,755,915.83

Net Loss Ratio				0.59%
Net Loss Ratio for 1st Preceding Collection Period				0.17%
Net Loss Ratio for 2nd Preceding Collection Period				0.83%
Three-Month Average Net Loss Ratio for Current Period				0.53%

Cumulative Net Losses for All Periods				$6,330,802.52
Cumulative Net Losses as a % of Initial Pool Balance				0.41%

Principal Balance of Extensions				$3,956,407.83
Number of Extensions				200

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